DERIVATIVE ROYALTY ASSET - Disclosure of detailed information about changes in the derivative royalty asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Royalty Asset [Abstract]
Derivative royalty asset, beginning balance	$ 2,182	$ 4,034
Payments received or due under derivative royalty asset	(2,866)	(2,384)
Mark-to-market gain on derivative royalty asset	684	532
Derivative royalty asset, ending balance	0	2,182
Current portion	$ 0	$ 2,182